Loans and other financial assets at amortized cost, and loans and receivables_Details of loans (Details) - KRW (₩) ₩ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of loans other than banks [Line Items]
Total	₩ 248,794,014	₩ 251,523,301
Present value discount
Disclosure of loans other than banks [Line Items]
Total	(5,068)	(10,988)
Loss allowance
Disclosure of loans other than banks [Line Items]
Total	(1,750,305)	(1,770,222)
Loans in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	204,830,133	200,213,230
Loans in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	14,731,407	13,147,888
Domestic banker’s letter of credit | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	3,074,011	2,516,907
Credit card accounts | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	7,570,281	6,827,295
Bills bought in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	6,830,374	8,197,159
Bills bought in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	257,405	334,714
Factoring receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	61,382	137,523
Advances for customers on guarantees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	14,910	23,620
Privately placed bonds | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	433,591	362,319
Securitized loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	1,228,212	563,152
Call loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	3,135,670	3,003,455
Bonds purchased under resale agreements | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	6,999,881	16,859,064
Loan origination costs and fees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	545,864	510,860
Others | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	₩ 836,266	₩ 607,325